Assets Under Development - Narrative (Details) - USD ($)	1 Months Ended				9 Months Ended
	Oct. 31, 2020	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Sep. 30, 2020	Sep. 30, 2019
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Contractual obligation					$ 930,490,000
Proceeds from short-term and long-term debt					539,307,000	$ 394,278,000
Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Term of charter				20 years
Contractual obligation					1,500,000,000
Gimi Conversion | Subsequent Event
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Project extension	11 months
Gimi Conversion | Gimi $700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount		$ 700,000,000
Gimi Conversion | Keppel Capital
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Long-term purchase commitment, percentage		30.00%
LNG Croatia Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Term of charter			10 years
Contractual obligation					18,600,000
LNG Croatia Conversion | CSSC VIE loan
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount					75,000,000.0
Proceeds from short-term and long-term debt					$ 60,200,000